Nature of Business and Basis of Presentation	6 Months Ended
Oct. 13, 2024
Accounting Policies [Abstract]
Nature of Business and Basis of Presentation
Note 1 – Nature of Business and Basis of Presentation
Pinstripes Holdings, Inc. (“Pinstripes”, “New Pinstripes”, the “Company”, “we”, “us”, or “our”) was formed for the purpose of operating and expanding a unique entertainment and dining concept. As of October 13, 2024, the Company has 17 locations in ten states and Washington D.C. and generates revenue primarily from the sale of food, beverages, bowling, bocce and hosting private events. The Company operates its business as one operating and one reportable segment.
On December 29, 2023, Pinstripes, Inc. (the “Predecessor” or “Legacy Pinstripes”) consummated the previously announced business combination pursuant to the Business Combination Agreement, dated as of June 22, 2023 (as amended and restated as of September 26, 2023 and November 22, 2023, the “BCA” or “Business Combination”), by and among Legacy Pinstripes, Banyan Acquisition Corporation, a Delaware corporation (“Banyan”), and Panther Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Banyan. The financial statements included in this report reflect (i) the historical operating results of Legacy Pinstripes prior to the Business Combination and (ii) the combined results of Legacy Pinstripes and New Pinstripes following the closing of the Business Combination (collectively, Legacy Pinstripes and New Pinstripes are referred to as the “Company”). In connection with the closing of the Business Combination, Banyan changed its name to Pinstripes Holdings, Inc. (see Note 2).
The closing of the Business Combination is accounted for as a reverse recapitalization. The prior period share and per share amounts presented in the unaudited condensed consolidated financial statements and related notes have been retroactively adjusted to give effect to the reverse recapitalization treatment of the transactions completed by the Business Combination.
Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its directly and indirectly wholly owned subsidiaries: Pinstripes, Inc., Pinstripes at Prairiefire, Inc., Pinstripes Illinois, LLC, and Pinstripes, Hillsdale, LLC. All intercompany accounts and transactions have been eliminated in consolidation.
Fiscal Years
The Company’s fiscal year consists of 52/53-weeks ending on the last Sunday in April. The fiscal year ended April 28, 2024 contained 52 weeks. In a 52-week fiscal year, the first, second and third fiscal quarters each contain twelve weeks and the fourth fiscal quarter contains sixteen weeks. In a 53-week fiscal year, the first, second and third fiscal quarters each contain twelve weeks and the fourth fiscal quarter contains seventeen weeks.
Interim Financial Statements
The Company’s financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States for interim financial information as prescribed by the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all the information and notes required by GAAP for complete financial statements. In the opinion of management, these financial statements contain all adjustments, consisting of normal recurring accruals, necessary to present fairly the financial position, results of operations and cash flows for the periods indicated.
Certain information and footnote disclosures normally included in annual financial statements presented in accordance with GAAP have been omitted pursuant to rules and regulations of the SEC. Due to the seasonality of the Company’s business, results for any interim financial period are not necessarily indicative of the results that may be achieved for a full fiscal year. In addition, quarterly results of operations may be impacted by the timing and amount of sales and costs associated with opening new locations.
These interim unaudited condensed consolidated financial statements do not represent complete financial statements and should be read in conjunction with the audited consolidated financial statements and notes thereto for the fiscal year ended April 28, 2024, included in the 2024 Annual Report, which was filed with the SEC on June 28, 2024.
Use of Estimates
The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Cash and cash equivalents
Management considers transaction settlements in process from credit card companies and all highly-liquid investments with original maturities of three months or less to be cash equivalents. Amounts due from credit card transactions with settlement terms of less than five days are included in cash and cash equivalents. Credit and debit card receivables included within cash were $1,294 and $1,624 as of October 13, 2024 and April 28, 2024, respectively.
Revenue
Food and beverage revenues and recreation revenues are recognized when payment is tendered at the point of sale as the performance obligation has been satisfied. Food and beverage revenues include the sale of food and beverage products. Recreation revenues include bowling and bocce sales. Revenues are recognized net of discounts and taxes. Event deposits received from guests are deferred and recognized as revenue when the event is held. Event deposits received from customers in advance are included in amounts due to customers in the condensed consolidated balance sheets in the amounts of $7,739 as of October 13, 2024 and $6,640 as of April 28, 2024.
The Company sells gift cards, which do not have expiration dates, and does not deduct non-usage fees from outstanding gift card balances. Gift card sales are initially recorded by the Company as a liability and subsequently recognized as revenue upon redemption by the customer. For unredeemed gift cards that the Company expects to be entitled to breakage and for which there is no legal obligation to remit the unredeemed gift card balances to the relevant jurisdictions, the Company recognizes expected breakage as revenue in proportion to the pattern of redemption by the customers. The determination of the gift card breakage is based on the Company’s specific historical redemption patterns. The contract liability related to our gift cards is included in amounts due to customers in the condensed consolidated balance sheets in the amounts of $1,743 as of October 13, 2024 and $1,993 as of April 28, 2024. The components of gift card revenue were as follows:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 13, 2024	October 15, 2023	October 13, 2024	October 15, 2023
Redemptions, net of discounts	$422	$369	$1,036	$883
Breakage	$103	$103	$240	$245
Gift card revenue, net	$525	$472	$1,276	$1,128
Revenues are reported net of sales tax collected from customers. Sales tax collected is included in other accrued liabilities on the condensed consolidated balance sheets until the taxes are remitted to the appropriate taxing authorities.
Pre-opening costs
Pre-opening costs, which are expensed as incurred, consist of expenses prior to opening a new store location and are made up primarily of manager salaries, relocation costs, recruiting expenses, payroll and training costs, marketing and travel costs. These costs also include occupancy costs recorded during the period between the date of possession and the date we begin operations at a location. Pre-opening costs were $1,568 and $2,574 for the twelve and twenty-four weeks ended October 13, 2024, respectively, compared to $3,026 and $5,304 for the twelve and twenty-four weeks ended October 15, 2023, respectively. The decrease was due to fewer locations under construction during the period.
Common and preferred stock
In connection with the Reverse Recapitalization (see Note 2), the following classes of common (collectively, the Class A Common Stock, Series B-1 Common Stock, Series B-2 Common Stock and Series B-3 Common Stock, are referred to as “Common Stock”) and preferred stock were authorized:
•400,000,000 shares of Class A Common Stock at a par value of $0.0001 per share, of which 40,087,785 shares were issued and outstanding as of October 13, 2024
•10,000,000 shares of Series B-1 Common Stock at a par value of $0.0001 per share, of which no shares were issued and outstanding as of October 13, 2024
•10,000,000 shares of Series B-2 Common Stock at a par value of $0.0001 per share, of which no shares were issued and outstanding as of October 13, 2024
•10,000,000 shares of Series B-3 Common Stock at a par value of $0.0001 per share, of which no shares were issued and outstanding as of October 13, 2024
•10,000,000 shares of preferred stock at a par value of $0.0001 per share, of which no shares were issued and outstanding as of October 13, 2024
Recently adopted and issued accounting standards
In November 2023, the FASB issued Update 2023-07, "Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures". This Update applies to all public entities that are required to report segment information in accordance with Topic 280. The amendments in this Update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this Update do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The new standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The standard should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of adopting this new standard.
In December 2023, the FASB issued Update 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures". This Update applies to all entities that are subject to Topic 740. The amendments in this Update improve income tax disclosures primarily related to the rate reconciliation and income taxes paid information as well as the effectiveness of certain other income tax disclosures. The new standard is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The standard should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the impact of adopting this new standard.
Management reviewed the accounting pronouncements that became effective for the second quarter of fiscal year 2024 and determined that either they were not applicable, or they did not have a material impact on the condensed consolidated financial statements. Management also reviewed the recently issued accounting pronouncements to be adopted in future periods and determined that they are not expected to have a material impact on the condensed consolidated financial statements.
Nature of Business and Basis of Presentation
Pinstripes Holdings, Inc. (“Pinstripes”, “New Pinstripes”, the “Company”, “we”, “us”, or “our”) was formed for the purpose of operating and expanding a unique entertainment and dining concept. As of April 28, 2024, the Company has 17 locations in ten states and generates revenue primarily from the sale of food, beverages, bowling, bocce and hosting private events. The Company operates its business as one operating and one reportable segment.
On December 29, 2023, Pinstripes, Inc. (the “Predecessor” or “Legacy Pinstripes”) consummated the previously announced business combination pursuant to the Business Combination Agreement, dated as of June 22, 2023 (as amended and restated as of September 26, 2023 and November 22, 2023, the “BCA” or “Business Combination”), by and among Legacy Pinstripes, Banyan Acquisition Corporation, a Delaware corporation (“Banyan”), and Panther Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Banyan. The financial statements included in this report reflect (i) the historical operating results of Legacy Pinstripes prior to the Business Combination and (ii) the combined results of Legacy Pinstripes and New Pinstripes following the closing of the Business Combination (collectively, Legacy Pinstripes and New Pinstripes are referred to as the “Company”). In connection with the closing of the Business Combination, Banyan changed its name to Pinstripes Holdings, Inc. (see Note 3).
The closing of the Business Combination is accounted for as a reverse recapitalization. The prior period share and per share amounts presented in the consolidated financial statements and related notes have been retroactively adjusted to give effect to the reverse recapitalization treatment of the transactions completed by the Business Combination.
The Company’s financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States for interim financial information as prescribed by the Securities and Exchange Commission (“SEC”).